UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09687

ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2013

Date of reporting period: February 28, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Core Opportunities Fund

Portfolio of Investments

February 28, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 86.4%
Information Technology - 19.6%
Communications Equipment - 2.2%
Cisco Systems, Inc.	73,890	$1,540,607
F5 Networks, Inc. (a)	9,600	906,528

		2,447,135

Computers & Peripherals - 2.2%
Apple, Inc.	5,515	2,434,321

Internet Software & Services - 5.5%
eBay, Inc. (a)	26,316	1,438,959
Google, Inc.-Class A (a)	3,720	2,980,464
Yahoo!, Inc. (a)	80,460	1,714,602

		6,134,025

IT Services - 3.3%
Cognizant Technology Solutions Corp.-Class A (a)	34,400	2,640,888
MAXIMUS, Inc.	14,190	1,032,748

		3,673,636

Software - 6.4%
ANSYS, Inc. (a)	13,730	1,040,734
Aspen Technology, Inc. (a)	42,040	1,293,151
Cadence Design Systems, Inc. (a)	69,000	977,040
Citrix Systems, Inc. (a)	25,320	1,795,188
Intuit, Inc.	15,990	1,031,035
Microsoft Corp.	34,590	961,602

		7,098,750

		21,787,867

Financials - 18.7%
Capital Markets - 6.3%
Affiliated Managers Group, Inc. (a)	6,840	1,000,213
BlackRock, Inc. Class A	8,740	2,095,415
Goldman Sachs Group, Inc. (The)	14,000	2,096,640
State Street Corp.	32,930	1,863,509

		7,055,777

Commercial Banks - 2.7%
Wells Fargo & Co.	83,770	2,938,652

Diversified Financial Services - 5.6%
IntercontinentalExchange, Inc. (a)	15,920	2,464,734
JPMorgan Chase & Co.	77,900	3,810,868

		6,275,602

Insurance - 4.1%
ACE Ltd.	19,520	1,666,813
Berkshire Hathaway, Inc. (a)	28,100	2,870,696

		4,537,509

		20,807,540

Company	Shares	U.S. $ Value
Health Care - 15.4%
Biotechnology - 7.9%
Amgen, Inc.	31,875	$2,913,694
Biogen Idec, Inc. (a)	17,783	2,958,024
Celgene Corp. (a)	18,160	1,873,749
Gilead Sciences, Inc. (a)	24,740	1,056,645

		8,802,112

Health Care Equipment & Supplies - 1.6%
IDEXX Laboratories, Inc. (a)	10,110	931,333
Intuitive Surgical, Inc. (a)	1,620	826,022

		1,757,355

Health Care Providers & Services - 3.4%
McKesson Corp.	12,090	1,283,112
UnitedHealth Group, Inc.	46,990	2,511,615

		3,794,727

Pharmaceuticals - 2.5%
Allergan, Inc./United States	12,080	1,309,714
Bristol-Myers Squibb Co.	41,930	1,550,152

		2,859,866

		17,214,060

Industrials - 11.6%
Aerospace & Defense - 6.1%
Boeing Co. (The)	37,810	2,907,589
Precision Castparts Corp.	15,870	2,961,183
Raytheon Co.	15,870	866,026

		6,734,798

Electrical Equipment - 1.6%
AMETEK, Inc.	22,010	920,678
Roper Industries, Inc.	7,240	902,177

		1,822,855

Industrial Conglomerates - 3.1%
Danaher Corp.	24,880	1,532,608
General Electric Co.	84,320	1,957,910

		3,490,518

Machinery - 0.8%
Actuant Corp.-Class A	30,400	924,464

		12,972,635

Consumer Discretionary - 8.1%
Internet & Catalog Retail - 4.2%
HSN, Inc.	14,880	796,080
Liberty Interactive Corp. (a)	124,712	2,603,987
priceline.com, Inc. (a)	1,890	1,299,526

		4,699,593

Media - 3.5%
Comcast Corp.-Class A	53,110	2,113,247

Company	Shares	U.S. $ Value
Scripps Networks Interactive, Inc.-Class A	13,910	$877,025
Viacom, Inc.-Class B	14,960	874,562

		3,864,834

Specialty Retail - 0.4%
O’Reilly Automotive, Inc. (a)	4,510	458,847

		9,023,274

Consumer Staples - 4.6%
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	26,020	1,330,142

Food Products - 0.8%
Smithfield Foods, Inc. (a)	40,747	906,213

Tobacco - 2.6%
Philip Morris International, Inc.	31,350	2,876,363

		5,112,718

Energy - 4.1%
Energy Equipment & Services - 3.2%
Diamond Offshore Drilling, Inc.	26,100	1,818,648
National Oilwell Varco, Inc.	11,430	778,726
Oceaneering International, Inc.	16,360	1,040,333

		3,637,707

Oil, Gas & Consumable Fuels - 0.9%
Noble Energy, Inc.	8,810	976,412

		4,614,119

Telecommunication Services - 2.5%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	77,810	2,794,157

Materials - 1.8%
Chemicals - 1.2%
CF Industries Holdings, Inc.	1,876	376,757
Monsanto Co.	9,097	919,070

		1,295,827

Metals & Mining - 0.6%
Reliance Steel & Aluminum Co.	9,880	657,909

		1,953,736

Total Common Stocks (cost $75,335,202)		96,280,106

SHORT-TERM INVESTMENTS - 12.5%
Investment Companies - 12.5%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.12% (b) (cost $13,973,868)	13,973,868	13,973,868

Company	U.S. $ Value
Total Investments - 98.9% (cost $89,309,070) (c)	$110,253,974
Other assets less liabilities - 1.1%	1,206,297

Net Assets - 100.0%	$111,460,271

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7- day yield as of period end.
(c)	As of February 28, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,085,399 and gross unrealized depreciation of investments was $(140,495), resulting in net unrealized appreciation of $20,944,904.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Core Opportunities Fund

February 28, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$96,280,106		$	– 0	–	$	– 0	–	$96,280,106
Short-Term Investments	13,973,868			– 0	–		– 0	–	13,973,868

Total Investments in Securities	110,253,974			– 0	–		– 0	–	110,253,974
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$110,253,974		$	– 0	–	$	– 0	–	$110,253,974

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Core Opportunities Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 23, 2013